Provisions - summary of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current provisions	€ 8,978	€ 10,394	€ 8,970	€ 9,299
Non-current provisions	5,027	5,413	€ 5,530	€ 6,326
Provisions	14,005	15,807
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	2,406	2,745
Non-current provisions	3,900	4,015
Provisions	6,306	6,760
Sales incentives
Disclosure of other provisions [line items]
Current provisions	5,479	5,999
Non-current provisions	0	0
Provisions	5,479	5,999
Legal proceedings and disputes(1)
Disclosure of other provisions [line items]
Current provisions	303	760
Non-current provisions	222	280
Provisions	525	1,040
Commercial risks
Disclosure of other provisions [line items]
Current provisions	441	442
Non-current provisions	120	272
Provisions	561	714
Restructuring
Disclosure of other provisions [line items]
Current provisions	72	134
Non-current provisions	34	31
Provisions	106	165
Other risks
Disclosure of other provisions [line items]
Current provisions	277	314
Non-current provisions	751	815
Provisions	€ 1,028	€ 1,129